Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) (e)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (f)(3)	Net Loss (in Thousands)(4) (g)
2024	$17,347,733	$28,950,963	$5,450,640	$8,929,968	$828.57	$(44,635)
2023	$5,656,500	$13,868,064	$2,914,412	$8,798,410	$737.50	$(25,777)

Named Executive Officers, Footnote	Compensation for our PEO, Rodney Tyler Page, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs includes the following NEOs for all of the respective years above: Edward Farrell, Patrick Kelly, and William Iwaschuk.
PEO Total Compensation Amount	$ 17,347,733	$ 5,656,500
PEO Actually Paid Compensation Amount	$ 28,950,963	13,868,064
Adjustment To PEO Compensation, Footnote	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in the respective years reflect the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year.

	PEO 2024	PEO 2023	Non-PEOs 2024	Non-PEOs 2023
Summary Compensation Table Total	$17,347,733	$5,656,500	$5,450,640	$2,914,412
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(14,858,933)	(2,600,000)	(4,127,481)	(1,300,000)
Plus Fair Value for Unvested Awards Granted in the Covered Year	14,545,453	4,130,000	4,040,404	2,065,000
Change in Fair Value of Outstanding Unvested Awards from Prior Years	425,000	6,256,675	357,000	4,290,002
Plus Fair Value for Vested Awards Granted in the Covered Year	9,858,933	—	2,948,257	—
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	1,632,776	424,888	261,148	828,996
Less Fair Value of Awards Forfeited during the Covered Year	—	—	—	—
Compensation Actually Paid	$28,950,963	$13,868,064	$8,929,968	$8,798,410
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 5,450,640	2,914,412
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,929,968	8,798,410
Adjustment to Non-PEO NEO Compensation Footnote	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in the respective years reflect the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year.

	PEO 2024	PEO 2023	Non-PEOs 2024	Non-PEOs 2023
Summary Compensation Table Total	$17,347,733	$5,656,500	$5,450,640	$2,914,412
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(14,858,933)	(2,600,000)	(4,127,481)	(1,300,000)
Plus Fair Value for Unvested Awards Granted in the Covered Year	14,545,453	4,130,000	4,040,404	2,065,000
Change in Fair Value of Outstanding Unvested Awards from Prior Years	425,000	6,256,675	357,000	4,290,002
Plus Fair Value for Vested Awards Granted in the Covered Year	9,858,933	—	2,948,257	—
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	1,632,776	424,888	261,148	828,996
Less Fair Value of Awards Forfeited during the Covered Year	—	—	—	—
Compensation Actually Paid	$28,950,963	$13,868,064	$8,929,968	$8,798,410
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Compensation Actually Paid vs. Total Shareholder Return
The amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the non-PEO NEOs have generally aligned with the Company’s cumulative TSR over the two-year period presented in the table. From January 1, 2023 to December 31, 2024, cumulative TSR increased by approximately 364%, while compensation actually paid to the PEO increased by approximately 109% and the average compensation actually paid to the non-PEO NEOs increased by approximately 2.2% over the same period. For the two years presented, the increase in both compensation actually paid and cumulative TSR are primarily driven by the change in the Company's stock price from $0.56 as of December 31, 2022, $4.13 as of December 31, 2023, to $4.64 as of December 31, 2024. Stock price is a large
	driver in the value of the equity incentive awards, which is a major component of compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs.
Compensation Actually Paid vs. Net Income
There is a limited relationship between net loss and our PEO and NEO “compensation actually paid.” This is primarily because the Company's stock price is a large driver in the value of the equity incentive awards, which is a major component of compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs. In addition, for the periods reported in the table, we did not use net loss as a measure of our performance in any of our executive compensation plans.

Total Shareholder Return Amount	$ 828.57	737.50
Net Income (Loss)	$ (44,635,000)	(25,777,000)
PEO Name	Rodney Tyler Page
Additional 402(v) Disclosure	TSR is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31 of each of 2024 and 2023, respectively, calculated in accordance with Item 201(e) of Regulation S-K.Reflects “Net Loss” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024 and December 31, 2023.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,858,933)	(2,600,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,545,453	4,130,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	425,000	6,256,675
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,858,933	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,632,776	424,888
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,127,481)	(1,300,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,040,404	2,065,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	357,000	4,290,002
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,948,257	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	261,148	828,996
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0